Equity - Dividends (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended						12 Months Ended
	Dec. 31, 2025	Jun. 27, 2025	Dec. 31, 2024	Jun. 28, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [abstract]
Total dividend on ordinary shares paid	€ 560	€ 363	€ 567	€ 340	€ 533	€ 308	€ 923	€ 907	€ 841
Dividend rate (in euros per share)	€ 1.25	€ 0.79	€ 1.23	€ 0.74	€ 1.17	€ 0.67